Related party and shareholder transactions	12 Months Ended
Dec. 31, 2013
Related party and shareholder transactions [Abstract]
Related party and shareholder transactions

Note 16 - Related party and shareholder transactions

In July 2011, the Company's majority shareholder, Sun Zone Investments Limited ("Sun Zone") loaned $209 to the Company which was non-interest bearing and unsecured. The amount was fully repaid in July 2013.